Exploration costs recognized in the statement of income and cash used in oil and gas exploration and evaluation activities are set out in the following table: (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Exploration costs recognized in the statement of income
Geological and geophysical expenses	$ 358	$ 296	$ 477
Exploration expenditures written off (includes dry wells and signature bonuses)	248	456	308
Contractual penalties	47	38	4
Other exploration expenses	34	13	10
Total expenses	687	803	799
Cash used in:
Operating activities	393	307	485
Investment activities	555	532	17,265
Total cash used	$ 948	$ 839	$ 17,750